Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q1PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual Global Discovery Fund 5
Franklin Mutual International Value Fund 10
Franklin Mutual Quest Fund 13
Franklin Mutual Shares Fund 19
Notes to Schedules of Investments 24

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Mutual Beacon Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Automobiles 2.0%
General Motors Co. .................................. United States 1,372,492 $ 64,548,299
Banks 11.4%
BNP Paribas SA .................................... France 867,182 72,478,518
DBS Group Holdings Ltd. ............................. Singapore 4,227,601 145,181,434
JPMorgan Chase & Co. ............................... United States 592,809 145,416,048
363,076,000
Beverages 3.4%
Heineken NV ...................................... Netherlands 1,323,559 107,923,533
Building Products 3.9%
Johnson Controls International plc ....................... United States 1,548,505 124,050,736
Capital Markets 3.5%
BlackRock, Inc. ..................................... United States 117,986 111,671,389
Consumer Staples Distribution & Retail 2.1%
Target Corp. ....................................... United States 625,862 65,314,958
Energy Equipment & Services 1.9%
Schlumberger NV ................................... United States 1,460,980 61,068,964
Entertainment 2.4%
Walt Disney Co. (The) ................................ United States 786,299 77,607,711
Financial Services 2.0%
Global Payments, Inc. ................................ United States 662,554 64,877,288
Health Care Equipment & Supplies 4.3%
Medtronic plc ...................................... United States 1,535,113 137,945,254
Health Care Providers & Services 2.0%
Elevance Health, Inc. ................................ United States 145,392 63,239,704
Household Products 3.9%
Reckitt Benckiser Group plc ........................... United Kingdom 1,832,648 123,924,629
Insurance 8.4%
Hartford Insurance Group, Inc. (The) ..................... United States 1,072,503 132,700,796
Progressive Corp. (The) .............................. United States 472,689 133,775,714
266,476,510
Machinery 3.5%
Parker-Hannifin Corp. ................................ United States 184,031 111,863,243
Media 2.7%
a
Charter Communications, Inc. , A ........................ United States 235,970 86,962,024
Metals & Mining 2.6%
Reliance, Inc. ...................................... United States 286,014 82,586,543
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp. ..................................... United States 454,792 76,082,154
Shell plc .......................................... United States 1,905,604 69,364,611
145,446,765
Pharmaceuticals 15.8%
GSK plc .......................................... United States 4,355,658 83,237,522
Haleon plc ........................................ United States 27,783,817 140,314,043
Merck & Co., Inc. ................................... United States 801,618 71,953,232
Novartis AG , ADR ................................... United States 810,753 90,382,745

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Roche Holding AG .................................. United States 356,584 $ 117,361,648
503,249,190
Retail REITs 2.7%
Brixmor Property Group, Inc. ........................... United States 3,189,633 84,684,756
Semiconductors & Semiconductor Equipment 2.0%
NXP Semiconductors NV ............................. China 325,524 61,869,092
Software 1.9%
Gen Digital, Inc. .................................... United States 2,305,017 61,175,151
Specialty Retail 2.1%
a
Ulta Beauty, Inc. .................................... United States 182,586 66,925,073
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. .......................... South Korea 1,497,325 59,362,158
Textiles, Apparel & Luxury Goods 3.8%
Cie Financiere Richemont SA .......................... Switzerland 693,633 121,084,690
Trading Companies & Distributors 3.5%
Ferguson Enterprises, Inc. ............................ United States 686,371 109,977,225
Total Common Stocks (Cost $ 2,305,990,187 ) ..................................
3,126,910,885
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,305,990,187 ) ...........................
3,126,910,885
a
Short Term Investments 0.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
d
FHLB , 4 .21% , 4/01/25 ................................ United States 8,200,000 8,199,041
Total U.S. Government and Agency Securities (Cost $ 8,200,000 ) ................
8,199,041
Total Short Term Investments (Cost $ 8,200,000 ) ...............................
8,199,041
a
Total Investments (Cost $ 2,314,190,187 ) 98.6% ................................
$3,135,109,926
Other Assets, less Liabilities 1.4% ...........................................
45,499,140
Net Assets 100.0% .........................................................
$3,180,609,066
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 34 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
The rate shown represents the yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Mutual Global Discovery Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 1.6%
Airbus SE ......................................... France 844,031 $ 148,621,778
Automobile Components 2.8%
a
Aptiv plc .......................................... Jersey 2,156,092 128,287,474
Denso Corp. ....................................... Japan 10,463,663 129,818,239
258,105,713
Automobiles 1.1%
Toyota Motor Corp. .................................. Japan 5,580,926 98,655,715
Banks 8.9%
Bank of America Corp. ............................... United States 3,434,365 143,316,051
BNP Paribas SA .................................... France 2,949,707 246,534,629
DBS Group Holdings Ltd. ............................. Singapore 4,562,657 156,687,702
JPMorgan Chase & Co. ............................... United States 510,955 125,337,262
Wells Fargo & Co. ................................... United States 1,937,446 139,089,248
810,964,892
Beverages 1.3%
Heineken NV ...................................... Netherlands 1,504,626 122,687,809
Building Products 1.4%
Johnson Controls International plc ....................... United States 1,594,596 127,743,086
Capital Markets 3.2%
BlackRock, Inc. ..................................... United States 105,081 99,457,065
Deutsche Bank AG .................................. Germany 7,974,935 190,099,864
289,556,929
Chemicals 0.5%
a
Covestro AG ....................................... Germany 682,412 43,830,791
Consumer Finance 1.9%
Capital One Financial Corp. ........................... United States 981,642 176,008,411
Consumer Staples Distribution & Retail 1.6%
Seven & i Holdings Co. Ltd. ............................ Japan 9,790,539 141,775,893
Containers & Packaging 1.5%
International Paper Co. ............................... United States 2,504,855 133,634,014
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG ................................ Germany 4,129,074 152,445,353
Electrical Equipment 1.7%
Mitsubishi Electric Corp. .............................. Japan 8,315,157 153,350,484
Energy Equipment & Services 2.1%
Schlumberger NV ................................... United States 4,518,502 188,873,384
Entertainment 1.3%
Walt Disney Co. (The) ................................ United States 1,187,484 117,204,671
Financial Services 4.9%
a
Fiserv, Inc. ........................................ United States 628,336 138,755,439
Global Payments, Inc. ................................ United States 1,640,654 160,652,840
Voya Financial, Inc. .................................. United States 2,234,394 151,402,537
450,810,816
Food Products 3.8%
Danone SA ........................................ France 1,976,853 151,200,143
Kellanova ......................................... United States 786,093 64,844,812

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Mondelez International, Inc., A .......................... United States 1,918,387 $ 130,162,558
346,207,513
Health Care Equipment & Supplies 3.7%
Medtronic plc ...................................... United States 1,856,578 166,832,099
Zimmer Biomet Holdings, Inc. .......................... United States 1,468,306 166,182,873
333,014,972
Health Care Providers & Services 6.1%
CVS Health Corp. ................................... United States 2,603,814 176,408,398
Elevance Health, Inc. ................................ United States 509,609 221,659,531
a
Fresenius SE & Co. KGaA ............................. Germany 3,633,913 155,145,083
553,213,012
Household Durables 0.5%
DR Horton, Inc. ..................................... United States 331,839 42,186,692
Household Products 1.7%
Reckitt Benckiser Group plc ........................... United Kingdom 2,245,916 151,870,031
Industrial Conglomerates 0.9%
Siemens AG ....................................... Germany 372,371 85,997,707
Insurance 5.8%
Everest Group Ltd. .................................. United States 407,316 147,990,122
NN Group NV ...................................... Netherlands 2,821,303 156,993,592
Prudential plc ...................................... Hong Kong 20,962,148 226,203,092
531,186,806
Interactive Media & Services 1.7%
Tencent Holdings Ltd. ................................ China 2,391,375 152,799,188
Media 2.5%
a
Charter Communications, Inc., A ........................ United States 608,024 224,075,085
Metals & Mining 1.6%
Rio Tinto plc ....................................... Australia 2,446,097 146,790,797
Oil, Gas & Consumable Fuels 4.7%
BP plc ............................................ United States 34,499,452 193,592,118
Hess Corp. ........................................ United States 312,738 49,953,641
Shell plc .......................................... United States 5,171,592 188,247,646
431,793,405
Personal Care Products 1.2%
Kenvue, Inc. ....................................... United States 4,465,584 107,084,704
Pharmaceuticals 9.4%
GSK plc .......................................... United States 9,847,240 188,182,785
Haleon plc ........................................ United States 29,639,378 149,685,012
Merck & Co., Inc. ................................... United States 1,576,651 141,520,194
Novartis AG, ADR ................................... United States 1,593,094 177,598,119
Roche Holding AG .................................. United States 606,634 199,660,013
856,646,123
Semiconductors & Semiconductor Equipment 1.7%
Renesas Electronics Corp. ............................ Japan 11,305,843 151,641,317
Specialized REITs 2.0%
American Tower Corp. ................................ United States 841,268 183,059,917

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.7%
Samsung Electronics Co. Ltd. .......................... South Korea 4,022,273 $ 159,464,917
Textiles, Apparel & Luxury Goods 3.0%
Cie Financiere Richemont SA .......................... Switzerland 813,836 142,068,039
Kering SA ......................................... France 627,483 130,541,736
272,609,775
Tobacco 1.8%
British American Tobacco plc ........................... United Kingdom 3,957,665 162,360,742
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 2,000,745 204,416,116
Ferguson Enterprises, Inc. ............................ United States 760,090 121,789,221
326,205,337
Total Common Stocks (Cost $6,594,785,475) ..................................
8,632,477,779
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 33,950,000 18,179,763
Total Corporate Bonds (Cost $21,415,016) ....................................
18,179,763
Senior Floating Rate Interests 2.3%
c
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A, 9.139%,
(3-month SOFR + 4.75%), 10/11/28 .................... United States 47,956,808 41,370,419
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B,
9.389%, (3-month SOFR + 5%), 4/11/29 ................. United States 55,395,755 47,908,742
89,279,161
a a a a a a
Media 0.2%
c,d
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B, 10.209%, (1-month SOFR + 5.775%), 5/01/29 ..... United States 25,935,000 21,147,788
Professional Services 0.5%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.939%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 40,040,046 39,372,779
Specialty Retail 0.6%
c
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 8.84%,
(3-month SOFR + 4.25%), 4/17/28 ..................... United States 71,560,957 53,337,602
Total Senior Floating Rate Interests (Cost $219,883,235) .......................
203,137,330
Shares
a
Companies in Liquidation 0.0%
a,e,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 —
Total Companies in Liquidation (Cost $–) ....................................
—
Total Long Term Investments (Cost $6,836,083,726) ...........................
8,853,794,872
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
g
FHLB, 4.21%, 4/01/25 ................................ United States 38,800,000 $ 38,795,463
g,h
U.S. Treasury Bills, 4.15%, 8/21/25 ...................... United States 10,000,000 9,837,686
Total U.S. Government and Agency Securities (Cost $48,637,686) ...............
48,633,149
Total Short Term Investments (Cost $48,637,686 ) ..............................
48,633,149
a
Total Investments (Cost $6,884,721,412) 97.9% ................................
$8,902,428,021
Other Assets, less Liabilities 2.1% ...........................................
192,193,153
Net Assets 100.0% .........................................................
$9,094,621,174
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$18,179,763, representing 0.2% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The rate shown represents the yield at period end.
h
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2025, the value of this security pledged amounted to
$5,964,591, representing 0.1% of net assets.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following futures contracts outstanding.
At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 34 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,095 $ 284,448,625 6/16/25 $ 665,225
Total Futures Contracts ...................................................................... $665,225
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 17,225,464,464 12,252,143 4/29/25 $ — $ (549,542)
South Korean Won .. HSBK Sell 109,246,421,725 78,261,684 4/29/25 4,042,070 —
South Korean Won .. UBSW Sell 81,361,131,541 59,144,203 4/29/25 3,869,240 —
Japanese Yen ...... HSBK Buy 299,911,990 2,009,940 5/20/25 532 —
Japanese Yen ...... UBSW Buy 2,041,187,493 13,737,720 5/20/25 — (54,536)
Japanese Yen ...... UBSW Sell 29,892,487,691 199,410,849 5/20/25 265,260 (1,239,928)
Euro ............. BOFA Buy 4,213,000 4,421,973 7/14/25 160,365 —
Euro ............. BOFA Sell 145,869,357 152,768,624 7/14/25 46,740 (5,935,319)
Euro ............. UBSW Buy 3,400,000 3,579,601 7/14/25 118,464 —
Euro ............. UBSW Sell 64,678,047 69,931,676 7/14/25 272,138 (688,599)
Euro ............. WFLA Sell 113,245,117 117,874,011 7/14/25 — (5,298,900)
Total Forward Exchange Contracts ................................................... $8,774,809 $(13,766,824)
Net unrealized appreciation (depreciation) ............................................ $(4,992,015)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Mutual International Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.2%
Aerospace & Defense 4.5%
Airbus SE ......................................... France 77,565 $ 13,658,086
Babcock International Group plc ........................ United Kingdom 1,435,309 13,507,137
Melrose Industries plc ................................ United Kingdom 2,168,845 13,387,892
40,553,115
Air Freight & Logistics 1.9%
Deutsche Post AG ................................... Germany 390,664 16,772,493
Automobile Components 1.6%
Denso Corp. ....................................... Japan 1,140,385 14,148,274
Automobiles 1.7%
Toyota Motor Corp. .................................. Japan 856,781 15,145,577
Banks 12.6%
BNP Paribas SA .................................... France 421,128 35,197,610
CaixaBank SA ...................................... Spain 2,542,420 19,804,780
DBS Group Holdings Ltd. ............................. Singapore 698,428 23,984,945
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,813,777 24,728,706
UniCredit SpA ...................................... Italy 157,173 8,822,459
112,538,500
Beverages 2.5%
Asahi Group Holdings Ltd. ............................. Japan 864,233 11,041,933
Heineken NV ...................................... Netherlands 140,760 11,477,627
22,519,560
Capital Markets 8.6%
Deutsche Bank AG .................................. Germany 1,465,400 34,930,986
SBI Holdings, Inc. ................................... Japan 807,549 21,806,190
St. James's Place plc ................................ United Kingdom 1,608,006 20,440,802
77,177,978
Consumer Staples Distribution & Retail 3.0%
Seven & i Holdings Co. Ltd. ............................ Japan 752,087 10,890,902
a
Zabka Group SA .................................... Luxembourg 3,078,942 16,444,503
27,335,405
Diversified Telecommunication Services 4.9%
Deutsche Telekom AG ................................ Germany 531,119 19,608,906
Hellenic Telecommunications Organization SA .............. Greece 593,697 9,658,662
Koninklijke KPN NV ................................. Netherlands 3,426,195 14,512,194
43,779,762
Electrical Equipment 1.6%
Mitsubishi Electric Corp. .............................. Japan 801,536 14,782,154
Electronic Equipment, Instruments & Components 1.5%
Murata Manufacturing Co. Ltd. ......................... Japan 871,545 13,443,537
Energy Equipment & Services 2.7%
Schlumberger NV ................................... United States 577,791 24,151,664
Food Products 1.5%
Mondelez International, Inc. , A .......................... United States 196,807 13,353,355
Health Care Equipment & Supplies 1.3%
Olympus Corp. ..................................... Japan 920,916 12,055,463

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.4%
Sony Group Corp. ................................... Japan 479,438 $ 12,131,223
Household Products 1.5%
Reckitt Benckiser Group plc ........................... United Kingdom 194,623 13,160,510
Insurance 8.0%
ASR Nederland NV .................................. Netherlands 360,384 20,717,624
Direct Line Insurance Group plc ........................ United Kingdom 1,379,825 5,020,770
NN Group NV ...................................... Netherlands 272,344 15,154,793
Prudential plc ...................................... Hong Kong 2,875,618 31,030,870
71,924,057
Interactive Media & Services 1.7%
Tencent Holdings Ltd. ................................ China 233,873 14,943,539
IT Services 1.6%
Capgemini SE ...................................... France 97,120 14,593,064
Machinery 1.6%
CNH Industrial NV ................................... United States 1,194,314 14,666,176
Metals & Mining 3.3%
Norsk Hydro ASA ................................... Norway 2,593,508 14,993,055
Rio Tinto plc ....................................... Australia 242,368 14,544,555
29,537,610
Multi-Utilities 1.8%
National Grid plc .................................... United Kingdom 1,242,770 16,210,978
Oil, Gas & Consumable Fuels 5.8%
BP plc ............................................ United States 4,943,623 27,740,917
Shell plc .......................................... United States 657,760 23,942,680
51,683,597
Pharmaceuticals 9.8%
GSK plc .......................................... United States 947,600 18,108,831
Haleon plc ........................................ United States 3,226,978 16,296,909
Novartis AG ....................................... United States 234,212 26,013,880
Roche Holding AG .................................. United States 82,711 27,222,476
87,642,096
Professional Services 2.0%
Teleperformance SE ................................. France 181,423 18,242,294
Semiconductors & Semiconductor Equipment 1.7%
Renesas Electronics Corp. ............................ Japan 1,134,375 15,214,975
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd. .......................... South Korea 289,790 11,488,862
Textiles, Apparel & Luxury Goods 3.4%
Cie Financiere Richemont SA .......................... Switzerland 98,553 17,203,996
Kering SA ......................................... France 61,878 12,873,116
30,077,112
Trading Companies & Distributors 2.4%
AerCap Holdings NV ................................. Ireland 208,627 21,315,421
Total Common Stocks (Cost $ 715,938,970 ) ...................................
870,588,351

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 34 .
Short Term Investments 0.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
b
FHLB , 4 .21% , 4/01/25 ................................ United States 4,500,000 $ 4,499,474
b ,c
U.S. Treasury Bills ,
4.16%, 6/12/25 ................................... United States 2,500,000 2,479,075
4.19%, 7/17/25 ................................... United States 500,000 493,788
4.15%, 8/21/25 ................................... United States 1,000,000 983,768
3,956,631
Total U.S. Government and Agency Securities (Cost $ 8,456,638 ) ................
8,456,105
Total Short Term Investments (Cost $ 8,456,638 ) ...............................
8,456,105
a
Total Investments (Cost $ 724,395,608 ) 98.1% .................................
$879,044,456
Securities Sold Short (0.3) % ................................................
(2,851,099)
Other Assets, less Liabilities 2.2% ...........................................
19,139,340
Net Assets 100.0% .........................................................
$895,332,697
a a a
Shares
Securities Sold Short ( 0 .3 ) %
Common Stocks (0.3)%
Insurance (0.3)%
Aviva plc .......................................... United Kingdom 395,596 (2,851,099)
Total Common Stocks (Proceeds $ (2,377,033) ) ................................
(2,851,099)
Total Securities Sold Short (Proceeds $ (2,377,033) ) ...........................
$(2,851,099)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for securities sold short. At March 31, 2025, the value of this security pledged amounted to $3,956,631, representing 0.4% of net assets.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Mutual Quest Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 78.1%
Aerospace & Defense 0.5%
Melrose Industries plc ................................ United Kingdom 2,305,601 $ 14,232,062
Air Freight & Logistics 1.2%
United Parcel Service, Inc. , B .......................... United States 289,017 31,788,980
Automobile Components 3.6%
a
Aptiv plc .......................................... Jersey 684,801 40,745,659
Denso Corp. ....................................... Japan 2,590,235 32,135,950
Lear Corp. ........................................ United States 261,147 23,038,388
95,919,997
Banks 5.2%
Bank of America Corp. ............................... United States 709,130 29,591,995
BNP Paribas SA .................................... France 602,356 50,344,530
PNC Financial Services Group, Inc. (The) ................. United States 158,687 27,892,414
b
Wells Fargo & Co. ................................... United States 415,220 29,808,644
137,637,583
Beverages 1.4%
Heineken NV ...................................... Netherlands 458,636 37,397,364
Building Products 1.1%
Johnson Controls International plc ....................... United States 358,297 28,703,173
Capital Markets 1.1%
St. James's Place plc ................................ United Kingdom 2,191,881 27,862,959
Chemicals 2.4%
Avient Corp. ....................................... United States 816,495 30,340,954
a
Covestro AG ....................................... Germany 512,327 32,906,364
63,247,318
Communications Equipment 3.6%
Cisco Systems, Inc. ................................. United States 529,405 32,669,583
a,c,d,e
Inclusive Language Services LLC, Membership Interests , B .... United States 106,532 57,608,867
Juniper Networks, Inc. ................................ United States 99,868 3,614,223
93,892,673
Construction & Engineering 1.3%
WillScot Holdings Corp. ............................... United States 1,220,899 33,940,992
Consumer Staples Distribution & Retail 1.0%
Dollar General Corp. ................................. United States 291,194 25,604,688
Containers & Packaging 1.0%
International Paper Co. ............................... United States 493,648 26,336,121
Distributors 1.0%
Genuine Parts Co. .................................. United States 222,519 26,510,914
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG ................................ Germany 618,098 22,820,169
a
Frontier Communications Parent, Inc. .................... United States 279,418 10,019,929
a,c,d
Windstream Holdings, Inc. ............................. United States 1,714,983 30,856,971
63,697,069
Electric Utilities 3.7%
Entergy Corp. ...................................... United States 372,420 31,838,186
Evergy, Inc. ........................................ United States 341,865 23,571,591

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
PPL Corp. ......................................... United States 1,132,445 $ 40,892,589
96,302,366
Energy Equipment & Services 2.7%
Baker Hughes Co. , A ................................. United States 784,192 34,465,238
Schlumberger NV ................................... United States 899,987 37,619,457
72,084,695
Entertainment 1.1%
b
Walt Disney Co. (The) ................................ United States 295,261 29,142,261
Financial Services 2.9%
Apollo Global Management, Inc. ........................ United States 152,174 20,838,707
Global Payments, Inc. ................................ United States 329,028 32,218,422
Voya Financial, Inc. .................................. United States 349,041 23,651,018
76,708,147
Food Products 3.3%
Danone SA ........................................ France 469,930 35,942,725
Kellanova ......................................... United States 628,298 51,828,302
87,771,027
Health Care Equipment & Supplies 2.2%
Medtronic plc ...................................... United States 322,450 28,975,357
Zimmer Biomet Holdings, Inc. .......................... United States 247,012 27,956,818
56,932,175
Health Care Providers & Services 3.1%
b
CVS Health Corp. ................................... United States 195,458 13,242,279
Elevance Health, Inc. ................................ United States 102,312 44,501,628
a
Fresenius SE & Co. KGaA ............................. Germany 587,109 25,065,838
82,809,745
Household Products 1.6%
Reckitt Benckiser Group plc ........................... United Kingdom 637,342 43,097,404
Industrial Conglomerates 0.6%
Siemens AG ....................................... Germany 64,879 14,983,565
Insurance 9.2%
ASR Nederland NV .................................. Netherlands 785,541 45,158,895
Direct Line Insurance Group plc ........................ United Kingdom 4,630,044 16,847,344
Everest Group Ltd. .................................. United States 146,503 53,228,935
Hartford Insurance Group, Inc. (The) ..................... United States 297,171 36,768,968
Progressive Corp. (The) .............................. United States 143,010 40,473,260
Prudential plc ...................................... Hong Kong 4,632,311 49,987,390
242,464,792
Media 1.5%
a,b
Charter Communications, Inc. , A ........................ United States 98,317 36,232,764
a
Clear Channel Outdoor Holdings, Inc. .................... United States 2,405,414 2,670,010
38,902,774
Metals & Mining 1.7%
Rio Tinto plc ....................................... Australia 745,439 44,733,952
Oil, Gas & Consumable Fuels 3.1%
BP plc ............................................ United States 7,437,892 41,737,396

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ................................ United States 307,247 $ 39,401,355
81,138,751
Personal Care Products 0.9%
Kenvue, Inc. ....................................... United States 1,001,009 24,004,196
Pharmaceuticals 5.9%
GSK plc .......................................... United States 2,160,803 41,293,390
Merck & Co., Inc. ................................... United States 416,963 37,426,599
Novartis AG , ADR ................................... United States 326,491 36,397,217
Roche Holding AG .................................. United States 125,107 41,176,171
156,293,377
Professional Services 1.0%
SS&C Technologies Holdings, Inc. ....................... United States 300,554 25,105,276
Semiconductors & Semiconductor Equipment 0.5%
Renesas Electronics Corp. ............................ Japan 1,063,497 14,264,313
Specialized REITs 1.5%
American Tower Corp. ................................ United States 182,558 39,724,621
Specialty Retail 0.8%
Dick's Sporting Goods, Inc. ............................ United States 68,223 13,751,028
Gap, Inc. (The) ..................................... United States 294,811 6,076,055
19,827,083
Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co. Ltd. .......................... South Korea 903,439 35,817,267
Tobacco 0.8%
British American Tobacco plc ........................... United Kingdom 483,644 19,841,194
Trading Companies & Distributors 1.7%
AerCap Holdings NV ................................. Ireland 326,674 33,376,282
H&E Equipment Services, Inc. .......................... United States 76,211 7,224,041
United Rentals, Inc. .................................. United States 8,000 5,013,600
45,613,923
Wireless Telecommunication Services 0.1%
a
Intelsat SA ........................................ Luxembourg 106,029 3,916,499
Total Common Stocks (Cost $ 1,730,867,183 ) ..................................
2,058,251,296
Warrants
Warrants 0.1%
Wireless Telecommunication Services 0.1%
a
Intelsat Emergence SA , 2/17/27 ........................ Luxembourg 323,376 2,272,282
2,272,282
Total Warrants (Cost $ 1,736,986 ) ............................................
2,272,282
Principal
Amount
*
Corporate Bonds 2.9%
Commercial Services & Supplies 0.1%
f
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.29% ,
4/15/29 ......................................... United States 5,000,000 4,342,302

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.7%
f
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.5% ,
6/01/29 ......................................... United States 13,500,000 $ 11,165,805
f
DISH Network Corp. , Senior Secured Note , 144A, 11.75% ,
11/15/27 ........................................ United States 2,000,000 2,107,403
f
iHeartCommunications, Inc. , Secured Note , 144A, 10.875% ,
5/01/30 ......................................... United States 10,000,000 4,967,700
18,240,908
Specialty Retail 2.1%
f
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 55,000,000 29,451,752
f
Staples, Inc. ,
Secured Note , 144A, 12.75% , 1/15/30 .................. United States 28,000,000 18,999,758
Senior Secured Note , 144A, 10.75% , 9/01/29 ............ United States 8,000,000 7,237,518
55,689,028
Total Corporate Bonds (Cost $ 89,030,532 ) ....................................
78,272,238
Senior Floating Rate Interests 14.1%
Aerospace & Defense 0.5%
g
TransDigm, Inc., First Lien, CME Term Loan, 1 , 7.049% , ( 3-month
SOFR + 2.75% ), 8/24/28 ............................ United States 12,890,031 12,900,795
g
Commercial Services & Supplies 3.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.139% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 47,884,508 41,308,050
h
Neptune Bidco US, Inc., Second Lien, CME Term Loan , 14.139% ,
( 3-month SOFR + 9.75% ), 10/11/29 .................... United States 38,000,000 37,620,000
78,928,050
a a a a a a
Communications Equipment 5.5%
g,h
CommScope, Inc., First Lien, Initial CME Term Loan , 9.575% ,
( 1-month SOFR + 5.25% ), 12/18/29 .................... United States 12,000,000 11,967,480
c,e,i
Sorenson Communications LLC, First Lien, Term Loan, B,
PIK, 8% , 4/01/30 .................................. United States 117,726,177 103,473,468
PIK, 10% , 4/01/30 ................................. United States 30,192,923 30,713,979
146,154,927
a a a a a a
Financial Services 1.1%
g,i
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan , PIK, 9.979% , ( 3-month SOFR + 5.407% ), 5/31/25 Luxembourg 31,395,991 28,446,966
g
Media 0.9%
h
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.209% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 26,932,500 21,961,164
j
Loyalty Ventures, Inc., First Lien, Term Loan, B , 13% , ( PRIME +
5.5% ), 11/03/27 ................................... United States 26,135,994 1,960,200
23,921,364
a a a a a a
g
Passenger Airlines 0.7%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.543% ,
( 1-month SOFR + 2.25% ), 4/20/28 ..................... United States 1,772,240 1,754,101
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 17,878,236 17,648,053
19,402,154
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Professional Services 0.3%
g
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.939% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 7,582,494 $ 7,456,131
g
Specialty Retail 2.1%
h
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.84% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 57,132,579 42,583,482
Staples, Inc., First Lien, Closing Date CME Term Loan , 10.041% ,
( 3-month SOFR + 5.75% ), 8/23/29 ..................... United States 12,935,000 11,525,085
54,108,567
a a a a a a
Total Senior Floating Rate Interests (Cost $ 415,237,706 ) .......................
371,318,954
Shares
a
Companies in Liquidation 0.0%
a,c,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 —
a,c,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,236,872,407 ) ...........................
2,510,114,770
a
Short Term Investments 1.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
l
FHLB , 4 .21% , 4/01/25 ................................ United States 30,800,000 30,796,398
b,l
U.S. Treasury Bills , 4 .18% , 8/07/25 ...................... United States 5,000,000 4,926,147
Total U.S. Government and Agency Securities (Cost $ 35,725,822 ) ...............
35,722,545
Total Short Term Investments (Cost $ 35,725,822 ) ..............................
35,722,545
a
Total Investments (Cost $ 2,272,598,229 ) 96.6% ................................
$2,545,837,315
Securities Sold Short (0.4) % ................................................
(9,566,948)
Other Assets, less Liabilities 3.8% ...........................................
99,426,575
Net Assets 100.0% .........................................................
$2,635,696,942
a a a
Shares
Securities Sold Short ( 0 .4 ) %
Common Stocks (0.4)%
Insurance (0.4)%
Aviva plc .......................................... United Kingdom 1,327,434 (9,566,948)
Total Common Stocks (Proceeds $ (7,976,259) ) ................................
(9,566,948)
Total Securities Sold Short (Proceeds $ (7,976,259) ) ...........................
$(9,566,948)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2025, the Fund had the following futures contracts outstanding.
At March 31, 2025 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 34 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2025, the aggregate value of these securities pledged amounted to $22,259,185, representing 0.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 4 regarding restricted securities.
e
See Note 5 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $78,272,238, representing 3.0% of net assets.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Income may be received in additional securities and/or cash.
j
Defaulted security or security for which income has been deemed uncollectible.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The rate shown represents the yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 92 $ 12,491,300 6/16/25 $ 29,213
Foreign Exchange GBP/USD ................... Short 20 1,613,875 6/16/25 (5,572)
Total Futures Contracts ...................................................................... $23,641
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 2,203,487,721 1,569,466 4/29/25 $ — $ (72,464)
South Korean Won .. HSBK Sell 41,146,677,535 29,689,733 4/29/25 1,735,585 —
Euro ............. BOFA Sell 19,463,383 20,258,314 7/14/25 — (911,355)
Euro ............. UBSW Sell 1,553,526 1,630,970 7/14/25 — (58,748)
Euro ............. WFLA Sell 18,846,424 19,616,771 7/14/25 — (881,851)
British Pound ...... HSBK Sell 1,728,597 2,231,564 7/21/25 1,503 (2,534)
British Pound ...... UBSW Buy 505,794 637,477 7/21/25 15,789 —
British Pound ...... WFLA Buy 1,667,957 2,090,667 7/21/25 63,609 —
British Pound ...... WFLA Sell 20,461,207 24,977,543 7/21/25 1,885 (1,451,333)
Total Forward Exchange Contracts ................................................... $1,818,371 $(3,378,285)
Net unrealized appreciation (depreciation) ............................................ $(1,559,914)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Mutual Shares Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Automobiles 1.6%
General Motors Co. .................................. United States 2,380,590 $ 111,959,148
Banks 9.8%
Bank of America Corp. ............................... United States 4,203,321 175,404,585
BNP Paribas SA .................................... France 1,609,347 134,508,196
JPMorgan Chase & Co. ............................... United States 542,204 133,002,641
PNC Financial Services Group, Inc. (The) ................. United States 766,110 134,659,155
Wells Fargo & Co. ................................... United States 1,563,209 112,222,774
689,797,351
Building Products 1.7%
Johnson Controls International plc ....................... United States 1,482,583 118,769,724
Capital Markets 1.7%
BlackRock, Inc. ..................................... United States 126,995 120,198,228
Communications Equipment 1.5%
Cisco Systems, Inc. ................................. United States 1,718,891 106,072,764
Construction & Engineering 1.2%
WillScot Holdings Corp. ............................... United States 2,931,903 81,506,903
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 585,264 104,937,835
Consumer Staples Distribution & Retail 3.2%
Dollar General Corp. ................................. United States 1,287,825 113,238,452
Target Corp. ....................................... United States 1,096,468 114,427,401
227,665,853
Containers & Packaging 1.8%
International Paper Co. ............................... United States 2,417,589 128,978,373
Diversified Telecommunication Services 0.6%
a,b,c
Windstream Holdings, Inc. ............................. United States 2,243,497 40,366,301
Electric Utilities 3.7%
Entergy Corp. ...................................... United States 1,502,587 128,456,163
PPL Corp. ......................................... United States 3,575,929 129,126,796
257,582,959
Electronic Equipment, Instruments & Components 1.2%
b
Flex Ltd. .......................................... United States 2,513,359 83,141,916
Energy Equipment & Services 2.0%
Schlumberger NV ................................... United States 3,298,162 137,863,172
Entertainment 1.7%
Walt Disney Co. (The) ................................ United States 1,213,516 119,774,029
Financial Services 7.3%
Apollo Global Management, Inc. ........................ United States 779,902 106,799,780
b
Fiserv, Inc. ........................................ United States 709,486 156,675,794
Global Payments, Inc. ................................ United States 1,357,935 132,968,995
Voya Financial, Inc. .................................. United States 1,699,687 115,170,791
511,615,360
Food Products 1.1%
Kellanova ......................................... United States 915,404 75,511,676
Health Care Equipment & Supplies 5.3%
Baxter International, Inc. .............................. United States 3,310,797 113,328,581

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Medtronic plc ...................................... United States 1,621,701 $ 145,726,052
Zimmer Biomet Holdings, Inc. .......................... United States 1,005,368 113,787,550
372,842,183
Health Care Providers & Services 4.3%
CVS Health Corp. ................................... United States 2,001,872 135,626,828
Elevance Health, Inc. ................................ United States 387,457 168,528,297
304,155,125
Household Durables 1.2%
DR Horton, Inc. ..................................... United States 644,337 81,914,563
Insurance 3.5%
Everest Group Ltd. .................................. United States 321,108 116,668,170
Progressive Corp. (The) .............................. United States 465,359 131,701,250
248,369,420
Machinery 1.7%
Dover Corp. ....................................... United States 694,872 122,075,113
Media 3.9%
b
Charter Communications, Inc., A ........................ United States 454,407 167,462,612
Comcast Corp., A ................................... United States 2,900,895 107,043,025
274,505,637
Metals & Mining 1.8%
Reliance, Inc. ...................................... United States 446,534 128,936,692
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp. ..................................... United States 1,086,709 181,795,548
EOG Resources, Inc. ................................ United States 1,269,925 162,855,182
Hess Corp. ........................................ United States 247,708 39,566,399
384,217,129
Personal Care Products 1.9%
Kenvue, Inc. ....................................... United States 5,465,266 131,057,079
Pharmaceuticals 6.3%
GSK plc .......................................... United States 7,132,535 136,304,214
Merck & Co., Inc. ................................... United States 1,564,240 140,406,182
Novartis AG, ADR ................................... United States 1,484,055 165,442,451
442,152,847
Professional Services 3.1%
KBR, Inc. ......................................... United States 1,972,577 98,254,060
SS&C Technologies Holdings, Inc. ....................... United States 1,436,018 119,950,584
218,204,644
Real Estate Management & Development 1.0%
b
CBRE Group, Inc., A ................................. United States 528,443 69,109,775
Retail REITs 1.8%
Brixmor Property Group, Inc. ........................... United States 4,668,981 123,961,446
Semiconductors & Semiconductor Equipment 1.6%
NXP Semiconductors NV ............................. China 587,572 111,673,934
Software 2.8%
Gen Digital, Inc. .................................... United States 3,431,245 91,065,243

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Oracle Corp. ....................................... United States 769,709 $ 107,613,015
198,678,258
Specialized REITs 2.0%
American Tower Corp. ................................ United States 650,758 141,604,941
Specialty Retail 1.1%
b
Ulta Beauty, Inc. .................................... United States 219,940 80,616,808
Tobacco 1.6%
British American Tobacco plc ........................... United Kingdom 2,808,424 115,213,845
Trading Companies & Distributors 3.9%
AerCap Holdings NV ................................. Ireland 1,326,644 135,543,218
Ferguson Enterprises, Inc. ............................ United States 889,976 142,600,854
278,144,072
Total Common Stocks (Cost $5,189,488,390) ..................................
6,743,175,103
Principal
Amount
*
Corporate Bonds 0.2%
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 25,700,000 13,762,000
Total Corporate Bonds (Cost $16,210,226) ....................................
13,762,000
Senior Floating Rate Interests 2.2%
e
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A, 9.139%,
(3-month SOFR + 4.75%), 10/11/28 .................... United States 37,613,195 32,447,399
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B,
9.389%, (3-month SOFR + 5%), 4/11/29 ................. United States 43,240,736 37,396,534
69,843,933
a a a a a a
Media 0.2%
e,f
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B, 10.209%, (1-month SOFR + 5.775%), 5/01/29 ..... United States 20,448,750 16,674,217
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.939%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 30,846,870 30,332,807
Specialty Retail 0.6%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B, 8.84%,
(3-month SOFR + 4.25%), 4/17/28 ..................... United States 54,745,091 40,803,980
Total Senior Floating Rate Interests (Cost $169,705,071) .......................
157,654,937
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ....................................
—
Total Long Term Investments (Cost $5,375,403,687) ...........................
6,914,592,040
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 0.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
h
FHLB, 4.21%, 4/01/25 ................................ United States 24,800,000 $ 24,797,100
h,i
U.S. Treasury Bills, 4.19%, 7/17/25 ...................... United States 5,000,000 4,937,880
Total U.S. Government and Agency Securities (Cost $29,738,252) ...............
29,734,980
Total Short Term Investments (Cost $29,738,252 ) ..............................
29,734,980
a
Total Investments (Cost $5,405,141,939) 98.7% ................................
$6,944,327,020
Other Assets, less Liabilities 1.3% ...........................................
87,446,804
Net Assets 100.0% .........................................................
$7,031,773,824
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 4 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$13,762,000, representing 0.2% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.
i
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At March 31, 2025, the value of this security pledged amounted to
$2,642,161, representing less than 0.1% of net assets.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following futures contracts outstanding.
At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 34 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 299 $ 24,127,431 6/16/25 $ (83,314)
Total Futures Contracts ...................................................................... $(83,314)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 57,777,073 61,095,168 7/14/25 $ 13,351 $ (1,760,365)
Euro ............. UBSW Sell 24,329,221 25,923,311 7/14/25 3,286 (542,051)
Euro ............. WFLA Sell 38,113,634 39,693,531 7/14/25 — (1,761,389)
British Pound ...... UBSW Buy 600,676 776,519 7/21/25 — (707)
British Pound ...... WFLA Buy 2,187,973 2,750,849 7/21/25 75,063 —
British Pound ...... WFLA Sell 19,655,797 24,014,473 7/21/25 — (1,372,279)
Total Forward Exchange Contracts ................................................... $91,700 $(5,436,791)
Net unrealized appreciation (depreciation) ............................................ $(5,345,091)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $617,000 $(617,000) $— $— $— — $67
Total Affiliated Securities ... $— $617,000 $(617,000) $— $— $— $67
Franklin Mutual International Value Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $26,552,000 $(26,552,000) $— $— $— — $2,893
Total Affiliated Securities ... $— $26,552,000 $(26,552,000) $— $— $— $2,893
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Restricted Securities
At March 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
5. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2025, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 57,608,867
1,714,983 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 14,021,182 30,856,971
Total Restricted Securities (Value is 3.4% of Net Assets) ............... $14,021,182 $88,465,838
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 18,342,152 $ 40,366,301
Total Restricted Securities (Value is 0.6% of Net Assets) ............... $18,342,152 $40,366,301
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC,
Membership Interests, B $ 55,505,900 $ — $ — $ — $ 2,102,967 $ 57,608,867 106,532 $ —
Interest
Sorenson Communications
LLC, First Lien, Term
Loan, B, PIK, 8%,
4/01/30 ..........  101,849,438  87,771
a
 —  —  1,536,259  103,473,468 117,726,177  1,865,845
Sorenson Communications
LLC, First Lien, Term
Loan, B, PIK, 10%,
4/01/30 ..........  30,350,971  —  (5,218)
a
 —  368,226  30,713,979 30,192,923  825,796
Total Affiliated Securities
(Value is 7.3% of Net
Assets) .......... $187,706,309 $87,771 $(5,218) $— $4,007,452 $191,796,314 $2,691,641

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, and/or other cost basis adjustments.
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 64,548,299 $ — $ — $ 64,548,299
Banks ............................... 145,416,048 217,659,952 — 363,076,000
Beverages ........................... — 107,923,533 — 107,923,533
Building Products ...................... 124,050,736 — — 124,050,736
Capital Markets ........................ 111,671,389 — — 111,671,389
Consumer Staples Distribution & Retail ...... 65,314,958 — — 65,314,958
Energy Equipment & Services ............. 61,068,964 — — 61,068,964
Entertainment ......................... 77,607,711 — — 77,607,711
Financial Services ...................... 64,877,288 — — 64,877,288
Health Care Equipment & Supplies ......... 137,945,254 — — 137,945,254
Health Care Providers & Services .......... 63,239,704 — — 63,239,704
Household Products .................... — 123,924,629 — 123,924,629
Insurance ............................ 266,476,510 — — 266,476,510
Machinery ............................ 111,863,243 — — 111,863,243
Media ............................... 86,962,024 — — 86,962,024
Metals & Mining ....................... 82,586,543 — — 82,586,543
Oil, Gas & Consumable Fuels ............. 76,082,154 69,364,611 — 145,446,765
Pharmaceuticals ....................... 162,335,977 340,913,213 — 503,249,190
Retail REITs .......................... 84,684,756 — — 84,684,756
Semiconductors & Semiconductor Equipment . 61,869,092 — — 61,869,092
Software ............................. 61,175,151 — — 61,175,151
Specialty Retail ........................ 66,925,073 — — 66,925,073
Technology Hardware, Storage & Peripherals . — 59,362,158 — 59,362,158
Textiles, Apparel & Luxury Goods .......... — 121,084,690 — 121,084,690
Trading Companies & Distributors .......... 109,977,225 — — 109,977,225
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 8,199,041 — 8,199,041
Total Investments in Securities ........... $2,086,678,099 $1,048,431,827
b
$— $3,135,109,926
5. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 148,621,778 $ — $ 148,621,778
Automobile Components ................. 128,287,474 129,818,239 — 258,105,713
Automobiles .......................... — 98,655,715 — 98,655,715
Banks ............................... 407,742,561 403,222,331 — 810,964,892
Beverages ........................... — 122,687,809 — 122,687,809
Building Products ...................... 127,743,086 — — 127,743,086
Capital Markets ........................ 99,457,065 190,099,864 — 289,556,929
Chemicals ........................... 43,830,791 — — 43,830,791
Consumer Finance ..................... 176,008,411 — — 176,008,411
Consumer Staples Distribution & Retail ...... — 141,775,893 — 141,775,893
Containers & Packaging ................. 133,634,014 — — 133,634,014
Diversified Telecommunication Services ..... — 152,445,353 — 152,445,353
Electrical Equipment .................... — 153,350,484 — 153,350,484
Energy Equipment & Services ............. 188,873,384 — — 188,873,384
Entertainment ......................... 117,204,671 — — 117,204,671
Financial Services ...................... 450,810,816 — — 450,810,816
Food Products ........................ 195,007,370 151,200,143 — 346,207,513
Health Care Equipment & Supplies ......... 333,014,972 — — 333,014,972
Health Care Providers & Services .......... 398,067,929 155,145,083 — 553,213,012
Household Durables .................... 42,186,692 — — 42,186,692
Household Products .................... — 151,870,031 — 151,870,031
Industrial Conglomerates ................ — 85,997,707 — 85,997,707
Insurance ............................ 147,990,122 383,196,684 — 531,186,806
Interactive Media & Services .............. — 152,799,188 — 152,799,188
Media ............................... 224,075,085 — — 224,075,085
Metals & Mining ....................... — 146,790,797 — 146,790,797
Oil, Gas & Consumable Fuels ............. 49,953,641 381,839,764 — 431,793,405
Personal Care Products ................. 107,084,704 — — 107,084,704
Pharmaceuticals ....................... 319,118,313 537,527,810 — 856,646,123
Semiconductors & Semiconductor Equipment . — 151,641,317 — 151,641,317
Specialized REITs ...................... 183,059,917 — — 183,059,917
Technology Hardware, Storage & Peripherals . — 159,464,917 — 159,464,917
Textiles, Apparel & Luxury Goods .......... — 272,609,775 — 272,609,775
Tobacco ............................. — 162,360,742 — 162,360,742
Trading Companies & Distributors .......... 326,205,337 — — 326,205,337
Corporate Bonds ........................ — 18,179,763 — 18,179,763
Senior Floating Rate Interests ............... — 203,137,330 — 203,137,330
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 48,633,149 — 48,633,149
Total Investments in Securities ........... $4,199,356,355 $4,703,071,666
c
$— $8,902,428,021
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,774,809 $— $8,774,809
Futures Contracts ....................... 665,225 — — 665,225
Total Other Financial Instruments ......... $665,225 $8,774,809 $— $9,440,034
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 13,766,824 $ — $ 13,766,824
Total Other Financial Instruments ......... $— $13,766,824 $— $13,766,824
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 40,553,115 $ — $ 40,553,115
Air Freight & Logistics ................... — 16,772,493 — 16,772,493
Automobile Components ................. — 14,148,274 — 14,148,274
Automobiles .......................... — 15,145,577 — 15,145,577
Banks ............................... — 112,538,500 — 112,538,500
Beverages ........................... — 22,519,560 — 22,519,560
Capital Markets ........................ — 77,177,978 — 77,177,978
Consumer Staples Distribution & Retail ...... 16,444,503 10,890,902 — 27,335,405
Diversified Telecommunication Services ..... — 43,779,762 — 43,779,762
Electrical Equipment .................... — 14,782,154 — 14,782,154
Electronic Equipment, Instruments &
Components ........................ — 13,443,537 — 13,443,537
Energy Equipment & Services ............. 24,151,664 — — 24,151,664
Food Products ........................ 13,353,355 — — 13,353,355
Health Care Equipment & Supplies ......... — 12,055,463 — 12,055,463
Household Durables .................... — 12,131,223 — 12,131,223
Household Products .................... — 13,160,510 — 13,160,510
Insurance ............................ — 71,924,057 — 71,924,057
Interactive Media & Services .............. — 14,943,539 — 14,943,539
IT Services ........................... — 14,593,064 — 14,593,064
Machinery ............................ 14,666,176 — — 14,666,176
Metals & Mining ....................... — 29,537,610 — 29,537,610
Multi-Utilities .......................... — 16,210,978 — 16,210,978
Oil, Gas & Consumable Fuels ............. — 51,683,597 — 51,683,597
Pharmaceuticals ....................... — 87,642,096 — 87,642,096
Professional Services ................... — 18,242,294 — 18,242,294
Semiconductors & Semiconductor Equipment . — 15,214,975 — 15,214,975
Technology Hardware, Storage & Peripherals . — 11,488,862 — 11,488,862
Textiles, Apparel & Luxury Goods .......... — 30,077,112 — 30,077,112
Trading Companies & Distributors .......... 21,315,421 — — 21,315,421
Short Term Investments ................... — 8,456,105 — 8,456,105
Total Investments in Securities ........... $89,931,119 $789,113,337
d
$— $879,044,456
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ — $ 2,851,099
e
$ — $ 2,851,099
Total Other Financial Instruments ......... $— $2,851,099 $— $2,851,099
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 14,232,062 — 14,232,062
Air Freight & Logistics ................... 31,788,980 — — 31,788,980
Automobile Components ................. 63,784,047 32,135,950 — 95,919,997
Banks ............................... 87,293,053 50,344,530 — 137,637,583
Beverages ........................... — 37,397,364 — 37,397,364
Building Products ...................... 28,703,173 — — 28,703,173
Capital Markets ........................ — 27,862,959 — 27,862,959
Chemicals ........................... 63,247,318 — — 63,247,318
Communications Equipment .............. 36,283,806 — 57,608,867 93,892,673
Construction & Engineering ............... 33,940,992 — — 33,940,992
Consumer Staples Distribution & Retail ...... 25,604,688 — — 25,604,688
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Containers & Packaging ................. $ 26,336,121 $ — $ — $ 26,336,121
Distributors ........................... 26,510,914 — — 26,510,914
Diversified Telecommunication Services ..... 10,019,929 22,820,169 30,856,971 63,697,069
Electric Utilities ........................ 96,302,366 — — 96,302,366
Energy Equipment & Services ............. 72,084,695 — — 72,084,695
Entertainment ......................... 29,142,261 — — 29,142,261
Financial Services ...................... 76,708,147 — — 76,708,147
Food Products ........................ 51,828,302 35,942,725 — 87,771,027
Health Care Equipment & Supplies ......... 56,932,175 — — 56,932,175
Health Care Providers & Services .......... 57,743,907 25,065,838 — 82,809,745
Household Products .................... — 43,097,404 — 43,097,404
Industrial Conglomerates ................ — 14,983,565 — 14,983,565
Insurance ............................ 130,471,163 111,993,629 — 242,464,792
Media ............................... 38,902,774 — — 38,902,774
Metals & Mining ....................... — 44,733,952 — 44,733,952
Oil, Gas & Consumable Fuels ............. 39,401,355 41,737,396 — 81,138,751
Personal Care Products ................. 24,004,196 — — 24,004,196
Pharmaceuticals ....................... 73,823,816 82,469,561 — 156,293,377
Professional Services ................... 25,105,276 — — 25,105,276
Semiconductors & Semiconductor Equipment . — 14,264,313 — 14,264,313
Specialized REITs ...................... 39,724,621 — — 39,724,621
Specialty Retail ........................ 19,827,083 — — 19,827,083
Technology Hardware, Storage & Peripherals . — 35,817,267 — 35,817,267
Tobacco ............................. — 19,841,194 — 19,841,194
Trading Companies & Distributors .......... 45,613,923 — — 45,613,923
Wireless Telecommunication Services ....... 3,916,499 — — 3,916,499
Warrants ............................... 2,272,282 — — 2,272,282
Corporate Bonds ........................ — 78,272,238 — 78,272,238
Senior Floating Rate Interests ............... — 237,131,507 134,187,447 371,318,954
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 35,722,545 — 35,722,545
Total Investments in Securities ........... $1,317,317,862 $1,005,866,168
f
$222,653,285 $2,545,837,315
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,818,371 $— $1,818,371
Futures Contracts ....................... 29,213 — — 29,213
Total Other Financial Instruments ......... $29,213 $1,818,371 $— $1,847,584
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ — $ 9,566,948
g
$ — $ 9,566,948
Forward Exchange Contracts ............... — 3,378,285 — 3,378,285
Futures Contracts ........................ 5,572 — — 5,572
Total Other Financial Instruments ......... $5,572 $12,945,233 $— $12,950,805
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 111,959,148 — — 111,959,148
Banks ............................... 555,289,155 134,508,196 — 689,797,351
Building Products ...................... 118,769,724 — — 118,769,724
Capital Markets ........................ 120,198,228 — — 120,198,228
Communications Equipment .............. 106,072,764 — — 106,072,764
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Construction & Engineering ............... $ 81,506,903 $ — $ — $ 81,506,903
Consumer Finance ..................... 104,937,835 — — 104,937,835
Consumer Staples Distribution & Retail ...... 227,665,853 — — 227,665,853
Containers & Packaging ................. 128,978,373 — — 128,978,373
Diversified Telecommunication Services ..... — — 40,366,301 40,366,301
Electric Utilities ........................ 257,582,959 — — 257,582,959
Electronic Equipment, Instruments &
Components ........................ 83,141,916 — — 83,141,916
Energy Equipment & Services ............. 137,863,172 — — 137,863,172
Entertainment ......................... 119,774,029 — — 119,774,029
Financial Services ...................... 511,615,360 — — 511,615,360
Food Products ........................ 75,511,676 — — 75,511,676
Health Care Equipment & Supplies ......... 372,842,183 — — 372,842,183
Health Care Providers & Services .......... 304,155,125 — — 304,155,125
Household Durables .................... 81,914,563 — — 81,914,563
Insurance ............................ 248,369,420 — — 248,369,420
Machinery ............................ 122,075,113 — — 122,075,113
Media ............................... 274,505,637 — — 274,505,637
Metals & Mining ....................... 128,936,692 — — 128,936,692
Oil, Gas & Consumable Fuels ............. 384,217,129 — — 384,217,129
Personal Care Products ................. 131,057,079 — — 131,057,079
Pharmaceuticals ....................... 305,848,633 136,304,214 — 442,152,847
Professional Services ................... 218,204,644 — — 218,204,644
Real Estate Management & Development .... 69,109,775 — — 69,109,775
Retail REITs .......................... 123,961,446 — — 123,961,446
Semiconductors & Semiconductor Equipment . 111,673,934 — — 111,673,934
Software ............................. 198,678,258 — — 198,678,258
Specialized REITs ...................... 141,604,941 — — 141,604,941
Specialty Retail ........................ 80,616,808 — — 80,616,808
Tobacco ............................. — 115,213,845 — 115,213,845
Trading Companies & Distributors .......... 278,144,072 — — 278,144,072
Corporate Bonds ........................ — 13,762,000 — 13,762,000
Senior Floating Rate Interests ............... — 157,654,937 — 157,654,937
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 29,734,980 — 29,734,980
Total Investments in Securities ........... $6,316,782,547 $587,178,172
h
$40,366,301 $6,944,327,020
Other Financial Instruments:
Forward Exchange Contracts ............... $— $91,700 $— $91,700
Total Other Financial Instruments ......... $— $91,700 $— $91,700
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 5,436,791 $ — $ 5,436,791
Futures Contracts ........................ 83,314 — — 83,314
Total Other Financial Instruments ......... $83,314 $5,436,791 $— $5,520,105
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $1,040,232,786, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $4,433,121,424, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2025, the reconciliation is as follows:
d
Includes foreign securities valued at $780,657,232, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $2,851,099, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $654,739,878, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $9,566,948, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $386,026,255, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Communications
Equipment ....... $ 55,505,900 $ — $ — $ — $ — $ — $ — $ 2,102,967 $ 57,608,867 $ 2,102,967
Diversified
Telecommunication
Services ........ 30,751,158 — — — — — — 105,813 30,856,971 105,813
Media ........... 26 — (35) — — — (169) 178 — —
Senior Floating Rate
Interests :
Communications
Equipment ....... 132,200,409 — — — — 82,553 — 1,904,485 134,187,447 1,904,485
Companies in Liquidation : —
b
— — — — — — — —
b
—
Total Investments in
Securities ............ $218,457,493 $— $(35) $— $— $82,553 $(169) $4,113,443 $222,653,285 $4,113,265
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2025, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $57,608,867 Market comparables Discount for lack of marketability
9.9% Decrease
Estimated Revenue $805.4 mil Increase
Estimated EBITDA $219.4 mil Increase
EV / EBITDA multiple 8.5x Increase
EV / revenue multiple 1.9x Increase
Diversified Telecommunication Services 30,856,971 Market comparables Discount for lack of marketability
9.4% Decrease
Estimated EBITDA $912.1 mil Increase
EV / EBITDA multiple 4.5x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 134,187,447 Discounted cash flow Discount rate 9.9% - 10.9%
(10.7%)
Decrease
All Other Investments . . . . . . . . . 0
c
Total . . . . . . . . . . . . . . . . . . . . . . . $222,653,285
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.